Leases (Details Narrative) - Restatement adjustment - ASU 2016-02 [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2023	Sep. 30, 2024
Discount rate	4.40%		4.70%
Remaining lease term	1 year 8 months 12 days	2 years 3 months 18 days